UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-09631

Cohen & Steers Institutional Realty Shares, Inc.

Exact name of registrant (as specified in charter):

280 Park Avenue New York, NY	10017
Address of principal executive office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	98.6%
COMMUNICATIONS—TOWERS	4.0%
Crown Castle International Corp.		956,083	$104,796,258

REAL ESTATE	94.6%
DATA CENTERS	11.4%
CyrusOne		1,063,199	54,446,421
Digital Realty Trust		1,141,274	120,267,454
Equinix		301,069	125,888,992

			300,602,867

HEALTH CARE	5.5%
Healthcare Trust of America, Class A		2,933,557	77,592,583
Omega Healthcare Investors		840,985	22,740,234
Physicians Realty Trust		1,506,293	23,452,982
Sabra Health Care REIT		1,205,620	21,279,193

			145,064,992

HOTEL	7.9%
Hilton Worldwide Holdings		306,427	24,134,191
Host Hotels & Resorts		3,379,496	62,993,805
Park Hotels & Resorts		2,128,561	57,513,718
Red Rock Resorts, Class A		887,124	25,974,991
RLJ Lodging Trust		1,955,678	38,018,380

			208,635,085

INDUSTRIALS	5.5%
Industrial Logistics Properties Trust		907,094	18,450,292
Prologis		2,002,545	126,140,310

			144,590,602

NET LEASE	4.1%
Agree Realty Corp.		477,532	22,940,637
EPR Properties		617,948	34,234,319
Gaming and Leisure Properties		632,338	21,164,353
VICI Properties		1,621,133	29,699,157

			108,038,466

OFFICE	16.5%
Alexandria Real Estate Equities		420,086	52,464,541
Boston Properties		669,903	82,545,448
Cousins Properties		5,734,277	49,773,524
Douglas Emmett		1,555,692	57,187,238

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		Number of Shares	Value
Empire State Realty Trust, Class A		1,641,789	$27,565,637
Hudson Pacific Properties		2,535,521	82,480,498
Kilroy Realty Corp.		1,195,668	84,844,601

			436,861,487

RESIDENTIAL	20.7%
APARTMENT	15.2%
Apartment Investment & Management Co., Class A		1,897,369	77,317,787
Equity Residential		1,582,685	97,525,050
Essex Property Trust		381,095	91,721,944
UDR		3,791,618	135,057,433

			401,622,214

MANUFACTURED HOME	3.9%
Equity Lifestyle Properties		309,577	27,171,573
Sun Communities		835,370	76,327,757

			103,499,330

SINGLE FAMILY	1.6%
Invitation Homes		1,816,027	41,459,897

TOTAL RESIDENTIAL			546,581,441

SELF STORAGE	6.9%
Americold Realty Trust		984,030	18,775,292
Extra Space Storage		1,340,263	117,085,376
Life Storage		547,589	45,734,633

			181,595,301

SHOPPING CENTERS	13.7%
COMMUNITY CENTER	4.9%
DDR Corp.		3,719,210	27,261,809
Urban Edge Properties		2,242,896	47,885,830
Weingarten Realty Investors		1,910,241	53,639,567

			128,787,206

FREE STANDING	2.4%
Realty Income Corp.		1,218,249	63,020,021

REGIONAL MALL	6.4%
GGP		3,971,463	81,256,133

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		Number of Shares	Value
Simon Property Group		580,075	$89,534,576

			170,790,709

TOTAL SHOPPING CENTERS			362,597,936

SPECIALTY	2.4%
GEO Group/The		1,414,921	28,963,433
Lamar Advertising Co., Class A		554,443	35,295,841

			64,259,274

TOTAL REAL ESTATE			2,498,827,451

TOTAL COMMON STOCK (Identified cost—$2,314,506,141)			2,603,623,709

SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(a)		34,945,641	34,945,641

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$34,945,641)			34,945,641

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,349,451,782)	99.9%		2,638,569,350
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		2,697,828
NET ASSETS (Equivalent to $40.18 per share based on 65,736,785 shares of common stock outstanding)	100.0%		$2,641,267,178

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Rate quoted represents the annualized seven-day yield of the fund.

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COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,603,623,709	$2,603,623,709	$—	$—

Short-Term Investments	34,945,641	—	34,945,641	—

Total Investments in Securities(a)	$2,638,569,350	$2,603,623,709	$34,945,641	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018